Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Ordinary Share

Basic and diluted net loss per ordinary share are calculated as follows:

	Year Ended December 31,
	2018	2017	2016
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	$(96,712,487)	$(82,909,827)	$(61,049,482)

Denominator:
Weighted-average ordinary shares used in net loss per share attributable to ordinary shareholders—basic and diluted	68,476,149	68,472,262	68,165,325

Net loss per share attributable to ordinary shareholders—basic and diluted	$(1.41)	$(1.21)	$(0.90)

Summary of Anti-dilutive Ordinary Share Equivalents As Converted Basis Excluded Calculation of Net Loss Per Share

The following ordinary share equivalents, presented on an as converted basis, were excluded from the calculation of net loss per share for the periods presented, as their effect is anti-dilutive:

	Year Ended December 31,
	2018	2017	2016
Series A preferred shares	91,600,398	91,600,398	91,600,398
Series A preferred shares warrants	216,667	162,500	—
Ordinary share warrants	—	231,989	—
Convertible notes payable and accrued interest from MVIL	—	22,640,052	—
Outstanding share options	15,871,228	14,789,031	10,953,667

Total	107,688,293	129,423,970	102,554,065